UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-07102
The Advisors’ Inner Circle Fund II
(Exact name of registrant as specified in charter)

c/o CT Corporation
101 Federal Street
Boston, MA 02110
(Address of principal executive offices) (Zip code)
SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: July 31, 2011

Item 1. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND‡
July 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.7%

	Shares	Value
CONSUMER DISCRETIONARY — 14.0%
Amazon.com *	9,230	$2,053,860
BorgWarner *	21,970	1,749,251
Comcast, Cl A	71,120	1,708,302
Ford Motor *	74,860	914,041
priceline.com *	2,810	1,510,796
Viacom, Cl B	33,810	1,637,080
Walt Disney	50,380	1,945,676

		11,519,006

CONSUMER STAPLES — 3.9%
General Mills	42,720	1,595,592
Hershey	28,550	1,611,362

		3,206,954

ENERGY — 18.3%
Consol Energy	31,990	1,714,664
Halliburton	34,500	1,888,185
National Oilwell Varco	21,330	1,718,558
Occidental Petroleum	14,450	1,418,701
Peabody Energy	27,690	1,591,344
Schlumberger	14,880	1,344,706
Suncor Energy	50,870	1,944,251
Valero Energy	66,380	1,667,466
Weatherford International *	80,380	1,761,930

		15,049,805

FINANCIALS — 6.0%
Citigroup	53,400	2,047,356
MetLife	33,540	1,382,183
State Street	36,570	1,516,558

		4,946,097

HEALTH CARE — 10.9%
Aetna	43,600	1,808,964
Celgene *	38,610	2,289,573
Gilead Sciences *	34,340	1,454,642
HCA Holdings *	35,400	944,472
Illumina *	17,830	1,113,484
Warner Chilcott, Cl A	64,980	1,365,880

		8,977,015

INDUSTRIALS — 17.6%
Boeing	17,360	1,223,359
CSX	57,320	1,408,352
Danaher	46,110	2,264,462
FedEx	24,140	2,097,283
General Electric	127,710	2,287,286
Goodrich	18,070	1,719,180
Honeywell International	34,570	1,835,667
United Technologies	19,390	1,606,268

		14,441,857

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND‡
July 31, 2011 (Unaudited)
COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — 24.1%
Apple *	9,995	$3,902,848
Check Point Software Technologies *	22,110	1,274,642
Cisco Systems	102,850	1,642,515
Citrix Systems *	21,480	1,547,419
EMC *	71,280	1,858,982
Google, Cl A *	5,280	3,187,483
Mastercard, Cl A	6,600	2,001,450
Oracle	70,140	2,144,881
Qualcomm	40,160	2,199,965

		19,760,185

MATERIALS — 3.9%
Dow Chemical	42,370	1,477,442
Freeport-McMoRan Copper & Gold	32,540	1,723,318

		3,200,760

TOTAL COMMON STOCK (Cost $73,501,898)		81,101,679

SHORT-TERM INVESTMENT (A) — 1.9%
Fidelity Institutional Money Market Funds — Prime Money Market Portfolio, 0.010% (Cost $1,580,113)	1,580,113	1,580,113

TOTAL INVESTMENTS— 100.6% (Cost $75,082,011)†		$82,681,792

‡	Commenced operations on July 13, 2011. Percentages are based on Net Assets of $82,198,776.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2011.

Cl	Class

As of July 31, 2011, all of the Fund’s investments are Level 1.

For the period ended July 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities and there were no Level 3 securities held by the Fund.

†	At July 31, 2011, the tax basis cost of the Fund’s investments was $75,082,011, and the unrealized appreciation and depreciation were $10,104,965 and $(2,505,184), respectively.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND‡
July 31, 2011 (Unaudited)
Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.
WCM-QH-001-0100

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

	By	/s/ Philip T. Masterson Philip T. Masterson
President

Date: September 28, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip T. Masterson Philip T. Masterson
President

Date: September 28, 2011

By	/s/ Michael Lawson Michael Lawson
Treasurer, Controller and Chief Financial Officer

Date: September 28, 2011